Grupo Santander - Agreement for the sale of Santander Bank Polska S.A. and accelerated placement of ordinary shares of Santander Bank Polska (Details)
zł / shares in Units, € in Millions, zł in Millions
	Jan. 09, 2026 EUR (€)	Dec. 31, 2025	Dec. 23, 2025 EUR (€)	Dec. 23, 2025 PLN (zł)	Dec. 02, 2025 EUR (€) shares	May 05, 2025 EUR (€)	Sep. 13, 2024	Sep. 10, 2024 shares	Sep. 09, 2024	May 05, 2025 zł / shares
Agreement For The Sale Of Santander Bank Polska S.A. | Santander Consumer S.A. | Santander Consumer Bank Polska
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			€ 726	zł 3,105
Percentage of voting equity interests acquired			60.00%	60.00%
Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, announced for sale										49.00%
Consideration paid (received)					€ (407)
Sale of ordinary shares in subsidiary (in shares) | shares					3,576,626			5,320,000
Percentage of share capital					3.50%			5.20%
Ownership interest in subsidiary		58.70%					62.20%		67.40%
Santander Bank Polska S.A. | Agreement For The Sale Of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, announced for sale										49.00%
Sale of interest held, price per share | zł / shares										zł 584
Santander Towarzystwo Funduszy Inwestycyjnych S.A. | Agreement For The Sale Of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, announced for sale										50.00%
Santander Towarzystwo Funduszy Inwestycyjnych S.A. And Santander Bank Polska S.A. | Agreement For The Sale Of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid (received)						€ (7,000)
Disposal of major subsidiary | Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	9.70%
Disposal of major subsidiary | Santander Towarzystwo Funduszy Inwestycyjnych S.A. And Santander Bank Polska S.A. | Agreement For The Sale Of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	€ (7,000)